Franchise arrangements (Schedule of Future Minimum Rent Payments Due to the Company Under Exsisting Franchised Agreements) (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Franchise Arrangements [Line Items]
2020	$ 63,487
2021	57,381
2022	51,090
2023	44,152
2024	37,666
Thereafter	183,577
Total	437,353
Owned sites
Franchise Arrangements [Line Items]
2020	4,063
2021	3,220
2022	2,391
2023	2,154
2024	2,048
Thereafter	9,938
Total	23,814
Leased sites
Franchise Arrangements [Line Items]
2020	59,424
2021	54,161
2022	48,699
2023	41,998
2024	35,618
Thereafter	173,639
Total	$ 413,539